Leases - Summary of lease liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Lease liability	$ 208	$ 304
Less: current portion	(108)	(103)
Long-term portion	$ 100	$ 201